Finance costs - Summary Of Financial Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Interest expense
Accrued interest on license fee payables	€ 10,071	€ 6,772		€ 7,613
Interest on loans and borrowings	22,160	9,864		5,791
Other interest expense	93	22		35
Other finance costs
Other finance costs	216			23
Total	€ 32,540	€ 16,658	[1]	€ 13,462	[1]

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.